ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Absolute Funds
Shares Security Description Value
Common Stock - 31.8%
Communication Services - 1.0%
9,500 Comcast Corp., Class A $ 541,690
Consumer Discretionary - 3.3%
450 Graham Holdings Co., Class B 285,255
3,250 Starbucks Corp. 363,383
4,000 The TJX Cos., Inc. 269,680
13,500 Unilever PLC, ADR 789,750
1,708,068
Consumer Staples - 1.2%
7,000 Ingredion, Inc. 633,500
Energy - 1.9%
25,000 Enbridge, Inc. 1,001,000
Financials - 8.4%
900 Alleghany Corp.
(a)
600,363
6,200 Berkshire Hathaway, Inc., Class B
(a)
1,723,104
2,250 Jones Lang LaSalle, Inc.
(a)
439,785
18,000 Loews Corp. 983,700
4,000 The Travelers Cos., Inc. 598,840
4,345,792
Health Care - 3.0%
3,500 Medtronic PLC 434,455
17,000 Pfizer, Inc. 665,720
550 UnitedHealth Group, Inc. 220,242
17,106 Viatris, Inc. 244,445
1,564,862
Industrials - 0.3%
9,000 Mueller Water Products, Inc., Class A 129,780
Information Technology - 2.8%
7,500 Cerner Corp. 586,200
11,000 Cisco Systems, Inc./Delaware 583,000
2,500 Guidewire Software, Inc.
(a)
281,800
1,451,000
Materials - 7.2%
10,500 Agnico Eagle Mines, Ltd. 634,725
32,000 Barrick Gold Corp. 661,760
14,500 Corteva, Inc. 643,075
12,000 DuPont de Nemours, Inc. 928,920
12,000 Kirkland Lake Gold, Ltd. 462,360
13,500 Pan American Silver Corp. 385,695
3,716,535
Real Estate - 1.2%
24,000 Equity Commonwealth REIT 628,800
Utilities - 1.5%
10,250 Dominion Energy, Inc. 754,092
Total Common Stock (Cost $12,072,692) 16,475,119
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.4%
$ 32,297 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(b)
2.96% 03/25/36 28,733
18,814 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(b)
2.82  03/25/36 17,053
10,924 Banc of America Funding Corp., Series 2006-E 2A1
(b)
2.65  06/20/36 10,625
17,846 Banc of America Funding Corp., Series 2007-E 4A1
(b)
3.22  07/20/47 18,435
38,492 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 38,831
14,136 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 14,103
13,187 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 12,712
15,763 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(b)
3.60  09/25/47 14,832
33,313 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(b)
3.19  09/25/36 27,025
9,620 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(b)
2.98  04/25/37 8,978
17,918 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(b)
3.07  04/25/47 11,613
Total Asset Backed Obligations (Cost $137,658) 202,940

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Absolute Funds
Shares Security Description Value
Investment Companies - 52.9%
1,365,918 Absolute Capital Opportunities Fund
(a)(c)
$ 14,232,863
1,163,402 Absolute Convertible Arbitrage Fund
(a)(c)
13,216,241
Total Investment Companies (Cost $25,727,941) 27,449,104
Shares Security Description Value
Money Market Fund - 8.9%
4,619,875 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.01%
(d)
(Cost $4,619,875) 4,619,875
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 0.7%
Call Options Purchased - 0.5%
500 SPDR S&P 500 ETF Trust
(Premiums Paid $177,517) $ 440.00 09/21 $ 22,000,000 240,000
Put Options Purchased - 0.2%
1,000 SPDR S&P 500 ETF Trust 410.00 07/21 42,806,000 83,500
25 Tesla, Inc. 500.00 09/21 1,699,250 37,875
30 Tesla, Inc. 300.00 09/21 2,039,100 9,450
Total Put Options Purchased (Premiums Paid $404,572) 130,825
Total Purchased Options (Premiums Paid $582,089) 370,825
Investments, at value - 94.7% (Cost $43,140,255) $ 49,117,863
Total Written Options - (0.1)% (Premiums Received $(140,465)) (31,000)
Other Assets & Liabilities, Net - 5.4% 2,799,565
Net Assets - 100.0% $ 51,886,428

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN (Unaudited)
June 30, 2021

Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.1)%
Put Options Written - (0.1)%
(1,000) SPDR S&P 500 ETF Trust
(Premiums Received $(140,465)) $ 390.00 07/21 $ 39,000,000 $ (31,000)
Total Written Options - (0.1)% (Premiums Received $(140,465)) $ (31,000)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2021

Absolute Funds
At June 30, 2021 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At June 30, 2021 the value of investments in affiliated companies was $27,449,104, representing 52.90% of net assets, and the total cost of
$25,727,941. Net unrealized depreciation was $(736,805), net realized gain was $467,122 and investment income was $0.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2021.
(c) Affiliated Company.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(35) NASDAQ 100 E-mini Future 09/17/21 $ (10,130,309) $ (10,184,300) $ (53,991)
(100) S&P 500 E-mini Future 09/17/21 (21,275,325) (21,443,000) (167,675)
(15) S&P Midcap 400 E-minin Future 09/24/21 (4,039,124) (4,038,600) 524
$ (35,444,758) $ (35,665,900) $ (221,142)
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2021
Realized
Loss
Investment
Income
Shares/
Principal 1,602,172 – (236,254) – 1,365,918
Cost $16,436,136 $ – $ (2,585,689) $ 13,850,447 $ (85,689) $ –
Value $17,031,091 $ (212,539) 14,232,863
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2021
Realized
Gain
Investment
Income
Shares/
Principal 1,647,945 – (484,543) 1,163,402
Cost $16,824,683 $ – $ (4,947,189) $ 11,877,494 $ 552,811 $ –
Value $18,687,696 $ (524,266) 13,216,241

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2021

Absolute Funds
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 541,690 $ – $ – $ 541,690
Consumer Discretionary 1,708,068 – – 1,708,068
Consumer Staples 633,500 – – 633,500
Energy 1,001,000 – – 1,001,000
Financials 4,345,792 – – 4,345,792
Health Care 1,564,862 – – 1,564,862
Industrials 129,780 – – 129,780
Information Technology 1,451,000 – – 1,451,000
Materials 3,716,535 – – 3,716,535
Real Estate 628,800 – – 628,800
Utilities 754,092 – – 754,092
Asset Backed Obligations – 202,940 – 202,940
Investment Companies 27,449,104 – – 27,449,104
Money Market Fund – 4,619,875 – 4,619,875
Purchased Options 47,325 323,500 – 370,825
Investments at Value $ 43,971,548 $ 5,146,315 $ – $ 49,117,863
Other Financial Instruments*
Futures 524 – – 524
Total Other Financial Instruments* $ 524 $ – $ – $ 524
Total Assets $ 43,972,072 $ 5,146,315 $ – $ 49,118,387
Liabilities
Other Financial Instruments*
Written Options (31,000) – – (31,000)
Futures (221,666) – – (221,666)
Total Other Financial Instruments* $ (252,666) $ – $ – $ (252,666)
Total Liabilities $ (252,666) $ – $ – $ (252,666)